Managing Risks (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Contractual Obligations and Purchase Agreements

A summary of the Company’s contractual obligations and purchase agreements as at December 31, 2013 is as follows:

	Payment Due by Period
	Total	Less than 1 Years	1 – 3 Years	3 – 5 Years	More than 5 Years
Notes payable(1)	$1,100,000	$—	$—	$—	$1,100,000
Interest on notes payable	548,625	69,625	139,250	139,250	200,500
Project-specific financings(2)(3)	26,065	—	26,065	—	—
Secured VTB mortgages(2)(3)	116,580	50,933	44,002	18,105	3,540
Bank indebtedness(2)(3)	206,208	46,337	159,871	—	—
Accounts payable and other liabilities(4)	418,410	418,410	—	—	—
Operating lease obligations(5)	30,464	6,062	9,840	8,260	6,302
Purchase agreements(6)	22,144	16,349	5,795	—	—

(1)	Amounts are included on the consolidated balance sheets. See Note 9 for additional information regarding notes payable.
(2)	Amounts are included on the consolidated balance sheets. See Note 10 for additional information regarding bank indebtedness and other financings and related matters.
(3)	Amounts do not include interest due to the floating nature of our debt. See Note 10 for additional information regarding floating rate debt.
(4)	Amounts are included on the consolidated balance sheets. See Note 11 for additional information regarding accounts payable and other liabilities.
(5)	Amounts relate to non-cancellable operating leases involving office space, design centres and model homes.
(6)	See Note 17 for additional information regarding purchase agreements.